9. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Tables
Schedule of minimum rental payments
YEARS ENDING DECEMBER 31,
2013	$131,000
2014	120,000
2015	135,000
2016	139,000
2017 and thereafter	36,000
$561,000